Long-Term Debt and Other Financial Liabilities, Championship Cargill Sale and Leaseback (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 24, 2023	Dec. 31, 2024	Nov. 07, 2018
Championship Cargill Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Face amount			$ 23,500
Term of charter contract		5 years
Implied average interest rate		4.71%
Deposit made under sale and leaseback agreement		$ 1,600
Purchase obligation			14,051
Additional percentage payment for difference between market price and floor price		20.00%
Profit Share Amount	$ 793
Washout Amount	113
Purchase price of vessel	$ 15,678
Scrubber Tranche [Member]
Sale and Leaseback Transaction [Abstract]
Face amount			$ 2,750